CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Unallocated Common Shares Held By ESOP [Member]	Unearned Restricted Shares [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2012	$ 125,759	$ 101	$ 94,810	$ (5,088)	$ (2,210)	$ 36,733	$ 1,413
Balance (in shares) at Dec. 31, 2012		10,112,310
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income (loss)	(3,116)					(855)	(2,261)
Acquisition of Newport Federal Savings Bank, Shares		2,683,099
Acquisition of Newport Federal Savings Bank	30,105	$ 27	30,078
Cash dividends declared	(1,227)					(1,227)
Restricted shares activity	0		5		(5)	0
Equity incentive plan compensation	757		293		464
Allocation of ESOP shares	559		79	480
Tax benefit from share-based compensation	$ 9		9
Stock Options exercised, shares	11,388	11,388
Stock options exercised	$ 94		94			0
Common shares repurchased, Shares		(8,336)
Common shares repurchased	(98)	$ 0	(91)			(7)
Balance at Dec. 31, 2013	152,842	$ 128	125,277	(4,608)	(1,751)	34,644	(848)
Balance (in shares) at Dec. 31, 2013		12,798,461
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income (loss)	5,354					4,411	943
Cash dividends declared	(1,475)					(1,475)
Equity incentive plan compensation	746		307		439
Allocation of ESOP shares	552		72	480
Tax benefit from share-based compensation	$ 4		4
Stock Options exercised, shares	52,406	52,406
Stock options exercised	$ 557		557			0
Common shares repurchased, Shares		(74,441)
Common shares repurchased	(841)	$ 0	(758)			(83)
Balance at Dec. 31, 2014	157,739	$ 128	125,459	(4,128)	(1,312)	37,497	95
Balance (in shares) at Dec. 31, 2014		12,776,426
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income (loss)	4,063					4,348	(285)
Cash dividends declared	(1,914)					(1,914)
Restricted shares activity	0		29		(29)	0
Equity incentive plan compensation	860		334		526
Allocation of ESOP shares	582		102	480
Tax benefit from share-based compensation	$ 15		15
Stock Options exercised, shares	298,146	298,146
Stock options exercised	$ 3,278	$ 3	3,275			0
Common shares repurchased, Shares		(855,754)
Common shares repurchased	(10,293)	$ (9)	(4,217)			(6,067)
Balance at Dec. 31, 2015	$ 154,330	$ 122	$ 124,997	$ (3,648)	$ (815)	$ 33,864	$ (190)
Balance (in shares) at Dec. 31, 2015		12,218,818